Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS FUNDS INC
Central Index Key	0000038403
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Dreyfus Mid-Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	FRSDX
Dreyfus Mid-Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	FRSCX
Dreyfus Mid-Cap Growth Fund | Class F
Risk/Return:
Trading Symbol	FRSPX
Dreyfus Mid-Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	FRSRX